STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (Parenthetical) - Class F Common Stock - $ / shares	Jan. 11, 2021	Sep. 30, 2021
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock
Common stock, par value		$ 0.0001
Over-Allotment Option [Member]
Number of shares forfeited during the period	1,125,000